Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supply Commitment [Line Items]
Total lease and rental expenses under non-cancelable operating leases	$ 3.2	$ 2.4	$ 2.6
Electricity And Natural Gas [Member]
Supply Commitment [Line Items]
Total obligation under contracts	$ 5.4